Loans and Allowance for Loan Losses - Transactions in the Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning balance				$ 25,497				$ 24,525					$ 25,497	$ 24,525
Provision	15	738	755	669	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	2,177	9,528	8,678
Charge-offs													(5,247)	(9,158)
Recoveries													508	602
Ending balance	22,935				25,497				24,525				22,935	25,497	24,525
Ending balance individually evaluated for impairment	4,516				6,861								4,516	6,861
Ending balance collectively evaluated for impairment	18,419				18,636								18,419	18,636
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	1,210,455				1,170,520								1,210,455	1,170,520
Ending balance individually evaluated for impairment	26,896				40,986								26,896	40,986
Ending balance collectively evaluated for impairment	1,183,559				1,129,534								1,183,559	1,129,534
Ending balance loans acquired with deteriorated credit quality
Residential 1-4 Family [Member]
Allowance for loan losses:
Beginning balance				5,699				5,414					5,699	5,414
Provision													36	1,557
Charge-offs													(877)	(1,331)
Recoveries													77	59
Ending balance	4,935				5,699								4,935	5,699
Ending balance individually evaluated for impairment	1,150				1,318								1,150	1,318
Ending balance collectively evaluated for impairment	3,785				4,381								3,785	4,381
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	332,432				341,977								332,432	341,977
Ending balance individually evaluated for impairment	4,303				9,368								4,303	9,368
Ending balance collectively evaluated for impairment	328,129				332,609								328,129	332,609
Ending balance loans acquired with deteriorated credit quality
Multifamily [Member]
Allowance for loan losses:
Beginning balance				89				54					89	54
Provision													(12)	35
Charge-offs
Recoveries
Ending balance	77				89								77	89
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	77				89								77	89
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	13,920				16,140								13,920	16,140
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	13,920				16,140								13,920	16,140
Ending balance loans acquired with deteriorated credit quality
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance				9,305				8,242					9,305	8,242
Provision													3,063	5,021
Charge-offs													(1,478)	(4,057)
Recoveries													28	99
Ending balance	10,918				9,305								10,918	9,305
Ending balance individually evaluated for impairment	2,300				2,319								2,300	2,319
Ending balance collectively evaluated for impairment	8,618				6,986								8,618	6,986
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	526,258				469,757								526,258	469,757
Ending balance individually evaluated for impairment	17,722				16,943								17,722	16,943
Ending balance collectively evaluated for impairment	508,536				452,814								508,536	452,814
Ending balance loans acquired with deteriorated credit quality
Construction [Member]
Allowance for loan losses:
Beginning balance				7,191				6,223					7,191	6,223
Provision													(741)	3,020
Charge-offs													(1,470)	(2,226)
Recoveries													179	174
Ending balance	5,159				7,191								5,159	7,191
Ending balance individually evaluated for impairment	950				2,014								950	2,014
Ending balance collectively evaluated for impairment	4,209				5,177								4,209	5,177
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	194,426				190,356								194,426	190,356
Ending balance individually evaluated for impairment	3,806				10,915								3,806	10,915
Ending balance collectively evaluated for impairment	190,620				179,441								190,620	179,441
Ending balance loans acquired with deteriorated credit quality
Farmland [Member]
Allowance for loan losses:
Beginning balance				1,658				1,829					1,658	1,829
Provision													(266)	284
Charge-offs													(781)	(462)
Recoveries													7	7
Ending balance	618				1,658								618	1,658
Ending balance individually evaluated for impairment	57				1,160								57	1,160
Ending balance collectively evaluated for impairment	561				498								561	498
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	22,771				26,319								22,771	26,319
Ending balance individually evaluated for impairment	130				2,826								130	2,826
Ending balance collectively evaluated for impairment	22,641				23,493								22,641	23,493
Ending balance loans acquired with deteriorated credit quality
Second Mortgages [Member]
Allowance for loan losses:
Beginning balance				272				326					272	326
Provision													(70)	62
Charge-offs													(7)	(120)
Recoveries													10	4
Ending balance	205				272								205	272
Ending balance individually evaluated for impairment	49				47								49	47
Ending balance collectively evaluated for impairment	156				225								156	225
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	10,511				12,477								10,511	12,477
Ending balance individually evaluated for impairment	761				762								761	762
Ending balance collectively evaluated for impairment	9,750				11,715								9,750	11,715
Ending balance loans acquired with deteriorated credit quality
Equity Lines of Credit [Member]
Allowance for loan losses:
Beginning balance				492				653					492	653
Provision													(89)	(65)
Charge-offs													(104)	(96)
Recoveries													1
Ending balance	300				492								300	492
Ending balance individually evaluated for impairment	10				3								10	3
Ending balance collectively evaluated for impairment	290				489								290	489
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	34,185				36,260								34,185	36,260
Ending balance individually evaluated for impairment	174				172								174	172
Ending balance collectively evaluated for impairment	34,011				36,088								34,011	36,088
Ending balance loans acquired with deteriorated credit quality
Commercial [Member]
Allowance for loan losses:
Beginning balance				382				1,309					382	1,309
Provision													131	(544)
Charge-offs													(149)	(454)
Recoveries													31	71
Ending balance	395				382								395	382
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	395				382								395	382
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	29,444				30,545								29,444	30,545
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	29,444				30,545								29,444	30,545
Ending balance loans acquired with deteriorated credit quality
Agricultural [Member]
Allowance for loan losses:
Beginning balance				15				19					15	19
Provision													(14)	(4)
Charge-offs													(1)
Recoveries													7
Ending balance	7				15								7	15
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	7				15								7	15
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	2,099				2,238								2,099	2,238
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	2,099				2,238								2,099	2,238
Ending balance loans acquired with deteriorated credit quality
Installment and Other [Member]
Allowance for loan losses:
Beginning balance				394				456					394	456
Provision													139	162
Charge-offs													(380)	(412)
Recoveries													168	188
Ending balance	321				394								321	394
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	321				394								321	394
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	44,409				44,451								44,409	44,451
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	44,409				44,451								44,409	44,451
Ending balance loans acquired with deteriorated credit quality